Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Systems [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	$ 87,769	$ 91,353	$ 65,825
Ink and consumables [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	77,149	65,241	59,904
Services [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	17,521	16,884	12,377
Service contracts and software subscriptions [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	10,892	6,388	4,267
Total revenue [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	$ 193,331	$ 179,866	$ 142,373